Income taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
U.S. Statutory rates	21.00%	21.00%	21.00%
Foreign income not recognized in USA	(21.00%)	(21.00%)	(21.00%)
China income taxes (including Hong Kong SAR)	7.70%	4.10%	13.60%
Australia income taxes	0.20%	(0.60%)	1.10%
Impact of tax rate in other jurisdictions	(2.10%)	(1.30%)	(6.40%)
Impact of tax reduction of Hong Kong profits tax		0.10%
Tax effect of non-deductible expenses	1.60%	(0.40%)	(7.90%)
Valuation allowance		4.20%	0.40%
Under provision in respect of prior years	0.10%	(1.60%)	(2.20%)
Other		0.10%	2.90%
Effective income taxes	7.50%	4.60%	1.50%